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MFS CASH RESERVE FUND                     MFS/FOREIGN & COLONIAL INTERNATIONAL
MFS TOTAL RETURN FUND                       GROWTH FUND
MASSACHUSETTS INVESTORS GROWTH STOCK FUND MASSACHUSETTS INVESTORS TRUST
MFS GROWTH OPPORTUNITIES FUND             MFS ALABAMA MUNICIPAL BOND FUND
MFS EMERGING GROWTH FUND                  MFS ARKANSAS MUNICIPAL BOND FUND
MFS CAPITAL GROWTH FUND                   MFS CALIFORNIA MUNICIPAL BOND FUND
MFS INTERMEDIATE INCOME FUND              MFS FLORIDA MUNICIPAL BOND FUND
MFS GOLD & NATURAL RESOURCES FUND         MFS GEORGIA MUNICIPAL BOND FUND
MFS MANAGED SECTORS FUND                  MFS LOUISIANA MUNICIPAL BOND FUND
MFS VALUE FUND                            MFS MARYLAND MUNICIPAL BOND FUND
MFS UTILITIES FUND                        MFS MASSACHUSETTS MUNICIPAL BOND FUND
MFS WORLD EQUITY FUND                     MFS MISSISSIPPI MUNICIPAL BOND FUND
MFS WORLD TOTAL RETURN FUND               MFS NEW YORK MUNICIPAL BOND FUND
MFS BOND FUND                             MFS NORTH CAROLINA MUNICIPAL BOND FUND
MFS LIMITED MATURITY FUND                 MFS PENNSYLVANIA MUNICIPAL BOND FUND
MFS GOVERNMENT MORTGAGE FUND              MFS SOUTH CAROLINA MUNICIPAL BOND FUND
MFS GOVERNMENT LIMITED MATURITY FUND      MFS TENNESSEE MUNICIPAL BOND FUND
MFS GOVERNMENT SECURITIES FUND            MFS TEXAS MUNICIPAL BOND FUND
MFS HIGH INCOME FUND                      MFS VIRGINIA MUNICIPAL BOND FUND
MFS STRATEGIC INCOME FUND                 MFS WASHINGTON MUNICIPAL BOND FUND
MFS WORLD GOVERNMENTS FUND                MFS WEST VIRGINIA MUNICIPAL BOND FUND
MFS WORLD GROWTH FUND                     MFS MUNICIPAL LIMITED MATURITY FUND
MFS OTC FUND                              MFS MUNICIPAL BOND FUND
MFS MUNICIPAL HIGH INCOME FUND            MFS MUNICIPAL INCOME FUND
MFS GOVERNMENT MONEY MARKET FUND          MFS RESEARCH FUND
MFS/FOREIGN & COLONIAL EMERGING MARKETS   MFS WORLD ASSET ALLOCATION FUND
   EQUITY FUND                            MFS MONEY MARKET FUND
MFS/FOREIGN & COLONIAL INTERNATIONAL
   GROWTH AND INCOME FUND

                          SUPPLEMENT TO THE CURRENT PROSPECTUS

During the period from January 1, 1996 through April 30, 1996 (the "Sales Period") (unless extended by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor), MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                    The date of this Supplement is January 1, 1996